SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 HKD	Dec. 31, 2015 HKD	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Other than temporary impairment losses investments available for sale securities	$ 2,232,000	$ 0	$ 8,417,000
Allowance for doubtful accounts	34,366,000	31,064,000	21,397,000			$ 15,019,000
Commitment deposits, default	5,860,000	10,219,000
Allowance for doubtful accounts for commitment deposits	0	500,000
Business tax and surcharges	68,007,000	48,253,000	44,003,000
Advertising costs	61,762,000	44,123,000	6,202,000
Sublease rental income	31,929,000	18,241,000
Government grants	6,469,000	4,936,000	7,205,000
Revenues	916,391,000	883,549,000	702,882,000
Derecognized Loans Receivable, Continuing Involvement		37,870
Collateralized Financings	5,252,000	5,611,000
Marketing Services [Member]
Significant Accounting Policies [Line Items]
Revenues	165,437,000	249,862,000	$ 294,484,000
New Payment Arrangements One [Member] | Marketing Services [Member]
Significant Accounting Policies [Line Items]
Revenues	9,730,000	52,000,000
Market Approach Valuation Technique [Member]
Significant Accounting Policies [Line Items]
Estimated fair value of convertible senior notes	$ 225,186,000	$ 697,104,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	90 days
Short term investments maturity period	365 days
Membership services fee	$ 20,000,000
Maximum [Member] | Cash And Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period	90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period	90 days
Membership services fee	$ 5,000,000